Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.002 per share, issued Selling Shareholders
Amount Registered | shares	13,568,510
Proposed Maximum Offering Price per Unit	2.2550
Maximum Aggregate Offering Price	$ 30,596,990.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,225.44
Offering Note	Represents the Registrant's Class B ordinary shares, issued to Selling Shareholders.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares is based upon $2.255, which is the average of the high and low closing sale prices of the shares of ordinary shares as of August 31, 2026, as reported on The Nasdaq Capital Market.